Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 2,194,871	₩ 2,861,137	₩ 3,324,910
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,509,515	9,372,838
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(7,211,252)	(6,462,104)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(103,392)	(49,597)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,135,546	1,606,606	2,082,432
Frequency usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,564,907	3,564,907
Frequency usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,429,361)	(1,958,301)
Frequency usage rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		0
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	309	587	1,224
Land usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	54,341	57,106
Land usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(54,032)	(56,519)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	20,173	46,154	51,792
Industrial rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	98,265	97,993
Industrial rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(33,092)	(34,141)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(45,000)	(17,698)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	27	49	284
Development costs [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,960	14,815
Development costs [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,933)	(14,766)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	13,314	14,313	14,997
Facility usage rights [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	161,561	159,891
Facility usage rights [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(148,247)	(145,578)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	246,119	273,150	300,181
Customer relations [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	505,062	505,063
Customer relations [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(258,943)	(231,913)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	78,618	97,186	91,971
Club memberships [Member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	93,266	121,895
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,648)	(24,709)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	700,765	823,092	₩ 782,029
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,029,153	4,851,168
Other [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,284,644)	(4,020,886)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (43,744)	₩ (7,190)